Note 13 - Stock Options and Warrants	6 Months Ended
Feb. 28, 2015
Notes
Note 13 - Stock Options and Warrants

NOTE 13—STOCK OPTIONS AND WARRANTS

Stock Options

During the six-month period February 28, 2015, the Company granted no new options to acquire its common stock.

During the year ended August 31, 2014, the Company granted 9,573,604 options to purchase common stock at $0.50 per share to the Company employees and consultants. 1,477,687 options vested immediately and 8,095,917 options vested 1/3 on each grant anniversary date for the subsequent three years. All options granted in 2014 expire on August 30, 2024. Subsequent to August 31, 2014, 100,000 of the non-vested options granted have been rescinded, thus, leaving 9,473,604 stock options outstanding and 1,477,686 stock options exercisable.

Stock compensation expense is recognized on a pro-rata basis over the vesting period of the options. During the three month period ended February 28, 2015 the Company recognized $1,627,015 in compensation expense arising from options issued, leaving $8,255,959 of compensation expense on stock options to be recognized subsequent to February 28, 2015.

Warrants

During the six-month period ended February 28, 2015, the Company granted 2,892,521 warrants to creditors and service providers to acquire its common stock.

During the year ended August 31, 2014, the Company granted 25,358,996 warrants to acquire its common stock. The warrants were granted in connection with existing debt arrangements and the fair value of the warrants were recorded as interest expense during the period. In connection with the reverse recapitalization which took effect on June 4, 2014, 28,824,069 options to purchase membership units in KCI Investments, LLC were cancelled.

In applying the Black-Scholes options pricing model to the options and warrant grants, the fair value of our share-based awards granted were estimated using the following assumptions for the periods indicated below:

February 28, 2015

Risk-free interest rate	1.45% –1.49%
Expected options life	4.87 – 5.00
Expected dividend yield	-
Expected price volatility	523% – 538%

A summary of the status of the Company’s stock options as of February 28, 2015 and changes during the periods ended February 28, 2015 and August 31, 2014 is presented below:

Number of Options and Warrants

Outstanding at August 31, 2013	14,648,407

Options and warrants granted	41,245,400
Options and warrants exercised	(947,825)
Options and warrants forfeited, cancelled or expired	(47,339,044)
Outstanding at August 31, 2014	9,573,604

Options and warrants granted	2,892,521
Options and warrants exercised	-
Options and warrants forfeited or expired	(100,000)
Outstanding at February 28, 2015	12,366,125
Exercisable at November 30, 2014	4,370,207

The following table summarizes information about options and warrants as of February 28, 2015:

	Options and Warrants Outstanding			Options and Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.01 to $0.40	500,000	4.90	$0.40	500,000	$0.40
$0.41 to $0.60	9,723,604	4.46	$0.50	1,727,686	$0.50
$0.61 and up	2,142,521	4.75	$0.80	2,142,521	$0.80
	12,366,125	4.53	$0.55	4,370,207	$0.64